Volumetric Fund, Inc.

VOLMX

December 22, 2020

Supplement to the Volumetric Fund, Inc. (the “Fund”) Summary Prospectus, Prospectus, and Statement of Additional Information dated April 17, 2020, as amended September 29, 2020

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Effective December 16, 2020, the Fund’s Board of Directors, including a majority of the Independent Directors, appointed Ultimus Fund Distributors, LLC, (the “Distributor”) located at 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, to act as the principal distributor for the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for shares. The Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information are hereby revised to reflect this change.

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This Supplement and the Fund’s existing Summary Prospectus, Prospectus and Statement of Additional Information dated April 17, 2020, as amended September 29, 2020, provide relevant information for all shareholders and should be retained for future reference.  The Summary Prospectus, Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-800-541-3863.